PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Prepaid Expenses And Other Current Assets
SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS

	December 31, 2024	June 30, 2025
	RMB	RMB

VAT-input deductible	79,151	73,213
Prepaid marketing expenses	2,716	5,781
Prepaid consulting and professional service fees	2,741	3,022
Prepaid insurance cost	298	698
Prepaid rental expense	109	87
Others	1,962	286
	86,977	83,087